Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 03, 2015	Jun. 30, 2015
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 31,352
Navigator Mariner L.L.C.
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 31,400
Subsequent Event | Navigator Mariner L.L.C.
Long Lived Assets Held-for-sale [Line Items]
Sale of navigator mariner	$ 32,600